Assets held for sale and associated liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Assets held for sale and associated liabilities

18	Assets held for sale and associated liabilities
The Group entered into an option agreement on April 7, 2021 with Mahigaming LLC (‘Mahi’), an entity nominated by Games Global, in which it granted a call option ("B2B Option") to Mahi to purchase the B2B division of DGC. The option consideration was initially set at $2.5 million, adjusted for revenues earned and operating expenses incurred by DGC B2B division, and the option was set to expire on April 7, 2023. Subsequent to the initial agreement, an amendment was signed which increased the option consideration to $10 million, adjusted for revenues earned and operating expenses incurred by DGC B2B division, as well as extending the option period so as to end on June 30, 2024.
Mahi’s rights to exercise the B2B Option were conditional to the completion of the following events:
•Completion of the acquisition of the entire issued capital of DGC by the Group;
•Mahi (or one of its nominees) having received all gaming approvals necessary for Mahi to acquire and operate the B2B Division in accordance with the applicable gaming laws.
As discussed in note 4, the first condition was met when the Group completed the acquisition of DGC in January 2023. As discussed in note 29, Mahi’s regulatory approvals were obtained after December 31, 2023 and the sale was completed, but before the date the financial statements were authorized for issue. The B2B Option was exercised, and the Group sold the B2B division to Mahi, in February 2024.
Based upon advice received from its legal counsel indicating that the second condition would be met before the option period ended, management reclassified the DGC B2B division as a non-current asset held for sale as of December 31, 2023. The carrying values of the B2B division's assets and liabilities were considered in accordance with their applicable IFRS, as required by IFRS 5, and are composed of the following items:

	Note	2023 € '000s
Assets
Intangible assets	10	12,105
Goodwill	10	18,279
Property, plant and equipment	12	1,143
Right-of-use assets	13	1,847
Trade and other receivables		4,918
Assets held for sale		38,292

Liabilities
Non-current lease liabilities	13	1,638
Current lease liabilities	13	250
Trade and other payables		5,159
Income tax payables		93
Liabilities associated with assets held for sale		7,140

Net assets associated with disposal group		31,152